COMMITMENTS AND CONTINGENCIES - Capital commitments (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2020	Dec. 31, 2019
Capital commitments
Capital commitment to acquire property, plant and equipment, intangible assets and related costs	₽ 46,366	₽ 43,255
Property, plant and equipment
Capital commitments
Capital commitment to acquire property, plant and equipment, intangible assets and related costs	₽ 62,616